Loans and Export Prepayment (Tables)	12 Months Ended
Dec. 31, 2023
Export Prepayment Agreement
Summary of loans and export prepayment

Description	12/31/2023	12/31/2022
Opening balances	77,438	—

Additions	92,562	82,318
Interest expense	17,272	155
Payment of interest	(475)	—
Repayment of note payable	—	—
Principal amortization	(13,336)	—
Foreign Exchange	(11,617)	(416)
Transactions costs	—	(3,951)
Transaction costs amortization	1,059	—
Foreign currency translation adjustment of subsidiary	8,003	(668)

Loans and export prepayments	170,906	77,438

Current	28,907	—
Non-Current	141,999	77,438